CAPITAL MANAGEMENT AND FINANCIAL RISK - Net U.S dollar-denominated assets (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 224,922,000	$ 498,981,000
Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			$ 190,276,000
Currency Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign Exchange Rate	1.3725
Sensitivity Foreign Exchange Rate on CAD weakens	1.5097
Sensitivity Foreign Exchange Rate on CAD strenthens	1.2352
Change in net income (loss) due to reasonably possible decrease in risk assumption	$ (30,870,000)
Change in net income (loss) due to reasonably possible increase in risk assumption	$ 30,870,000